Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2013
VP International Equity Portfolio (Prospectus Summary) | VP International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP International Equity Portfolio
Supplement Text	cik0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio

Supplement dated June 13, 2013 (“Supplement”) to the Summary Prospectus and Prospectus,

each dated May 1, 2013

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay VP International Equity Portfolio (“Portfolio”), a series of MainStay VP Funds Trust. You may obtain copies of the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective July 1, 2013, the Portfolio has selected the MSCI ACWI® (All Country World Index) Ex. U.S., which is currently the Portfolio’s secondary benchmark, as its primary benchmark in replacement of the MSCI EAFE® Index. The MSCI EAFE® Index has been retained as the Portfolio’s secondary benchmark. The Portfolio selected the MSCI ACWI® Ex U.S. as its primary benchmark because it believes that this Index is more reflective of its current investment style.

Supplement Closing	cik0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.